Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $42,549,260.00.
Narrative - Max Aggregate Offering Price	$ 42,549,260.00
Final Prospectus	true